As filed with the Securities and Exchange Commission on April 10, 2020

File Nos. 333-189934

811-22867

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON,

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 17	☒
And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 19	☒

COHEN & STEERS

MLP & ENERGY OPPORTUNITY FUND, INC.

(Exact Name Of Registrant As Specified In Charter)

280 Park Avenue, ,

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York,

(Name And Address Of Agent Of Service Of Process)

Copy to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York,

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 10th day of April, 2020.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

        By:          /s/ Adam M. Derechin
Adam M. Derechin
President and CEO

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
By: /s/ Adam M. Derechin ______________________________ (ADAM M. DERECHIN)	President and Chief Executive Officer (Principal Executive Officer)	April 10, 2020
By: /s/ James Giallanza________________________ (JAMES GIALLANZA)	Chief Financial Officer (Principal Financial Officer)	April 10, 2020
* ____________________________ (ROBERT H. STEERS)	Chairman and Director	April 10, 2020
* _____________________________ (JOSEPH M. HARVEY)	Director	April 10, 2020
* _____________________________ (MICHAEL G. CLARK)	Director	April 10, 2020
* _____________________________ (DEAN A. JUNKANS)	Director	April 10, 2020
* _____________________________ (GEORGE GROSSMAN)	Director	April 10, 2020
* _____________________________ (GERALD J. MAGINNIS)	Director	April 10, 2020
* _____________________________ (JANE F. MAGPIONG)	Director	April 10, 2020
* _____________________________ (DAPHNE L. RICHARDS)	Director	April 10, 2020
* ______________________________ (C. EDWARD WARD, JR.)	Director	April 10, 2020
*By: /s/ Dana A. DeVivo Dana A. DeVivo ATTORNEY-IN-FACT		April 10, 2020

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase